Document and Entity Information	Apr. 18, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 18, 2025, Outdoor Holding Company (the “Company”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) in connection with the completion of the sale of the Company’s business of designing, manufacturing, marketing, distributing and selling ammunition and ammunition components (collectively, the “Ammunition Manufacturing Business Sale”). This Current Report on Form 8-K/A (this “Amendment”) amends the Original Form 8-K to provide the pro forma financial information required by Item 9.01(b) of Form 8-K.The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. Such pro forma financial information does not purport to represent the actual results of operations that the Company would have achieved had it completed the Ammunition Manufacturing Business Sale prior to the periods presented in the pro forma financial information, and it is not intended as a projection of the future results of operations that the Company may achieve after the Ammunition Manufacturing Business Sale. No other amendments are being made to the Original Form 8-K by this Amendment. This Amendment should be read in conjunction with the Original Form 8-K, which provides a more complete description of the Ammunition Manufacturing Business Sale.
Document Period End Date	Apr. 18, 2025
Entity Registrant Name	Outdoor Holding Company
Entity Central Index Key	0001015383
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13101
Entity Tax Identification Number	30-0957912
Entity Address, Address Line One	7681 E. Gray Road
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	947-0001
Entity Information, Former Legal or Registered Name	Ammo, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	POWW
Security Exchange Name	NASDAQ
8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Document Information [Line Items]
Title of 12(b) Security	8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Trading Symbol	POWWP
Security Exchange Name	NASDAQ